Convertible Instruments and Accrued Interest - Long-term Convertible Note - April 2, 2021 Note (Detail) - USD ($) $ in Thousands, shares in Millions					1 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended			12 Months Ended
	Apr. 23, 2022	Oct. 21, 2021	Apr. 23, 2021	Apr. 02, 2021	Sep. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	May 31, 2022	May 31, 2021	May 31, 2020	Feb. 04, 2023	Feb. 18, 2022	Jan. 19, 2022	Dec. 29, 2021	Nov. 16, 2021
Debt Instrument [Line Items]
Loss on induced conversion							$ (12,066)	$ (6,785)	$ (18,530)		$ (6,724)	$ (25,315)	$ (6,724)	$ 2,700	$ (37,381)	$ (6,724)		$ (39,131)
Net Proceeds																		100,000
Unamortized discount				$ 3,400
Number of days of notice to be given for conversion of notes into common stock														5 days
Previously Reported
Debt Instrument [Line Items]
Loss on induced conversion							(3,109)	(3,312)	(4,651)	$ (7,625)	(4,169)	(7,963)	(4,169)		(11,072)	(11,794)		(19,896)
Adjustments
Debt Instrument [Line Items]
Loss on induced conversion							$ (8,957)	$ (3,473)	$ (13,879)	$ 7,625	$ (2,555)	$ (17,352)	$ (2,555)		$ (26,309)	$ 5,070		(19,235)
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument [Line Items]
Shares reserved				6.0
Debt instrument term				2 years
Conversion of preferred stock to common stock (in shares)														9.0
Loss on induced conversion						$ 2,000
Convertible note, aggregate principal				$ 28,500																$ 7,800
Net Proceeds				25,000
Debt issuance costs				100
Conversion of principal and interest of convertible notes to common stock				$ 3,500
Percentage increase in amount payable on default				15.00%
Percentage increase in amount payable, second scenario				10.00%
Percentage increase in amount payable, third default scenario				5.00%
Number of days of notice to be given for conversion of notes into common stock				5 days
Debt instrument lock in period				6 months
Number of days of notice to be given for redemption				3 days
Specified monthly redemption amount				$ 7,500
Debt instrument prepayment percentage premium				15.00%
Number of days of notice to be given for prepayment				15 days
Period in which company was obligated to reduce the outstanding balance of debt				5 months
Debt proceeds requiring investor consent				$ 50,000
Additional debt, increase in interest rate				5.00%
Beneficial conversion feature				$ 0
Monthly redemption amount deferred					$ 7,500
Loss on extinguishment of convertible notes																	$ 6,400	$ 0	$ 0
Debt Instrument, Interest Rate, Stated Percentage				10.00%		10.00%								10.00%
Long-term Convertible Note - April 2, 2021 Note | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				22.00%
Long-term Convertible Note - April 2, 2021 Note | Adjustments
Debt Instrument [Line Items]
Loss on induced conversion																	$ (12,400)
October 2021 Partitioned Notes Of April 2021 Notes
Debt Instrument [Line Items]
Shares reserved		3.9
Convertible note, aggregate principal		$ 5,000
Specified monthly redemption amount		$ 2,500
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument [Line Items]
Shares reserved	6.0
Debt instrument term	2 years
Convertible note, aggregate principal	$ 28,500
Net Proceeds	25,000
Unamortized discount	3,400
Debt issuance costs	100
Conversion of principal and interest of convertible notes to common stock	$ 7,000
Percentage increase in amount payable on default	15.00%
Percentage increase in amount payable, second scenario	10.00%
Percentage increase in amount payable, third default scenario	5.00%
Number of days of notice to be given for conversion of notes into common stock			5 days
Debt instrument lock in period	6 months
Number of days of notice to be given for redemption	3 days
Debt instrument prepayment percentage premium	15.00%
Number of days of notice to be given for prepayment	15 days
Debt proceeds requiring investor consent	$ 75,000
Additional debt, increase in interest rate	5.00%
Beneficial conversion feature			$ 0
Debt Instrument, Interest Rate, Stated Percentage	10.00%					10.00%								10.00%
Long-term Convertible Note - April 23, 2021 Note | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	22.00%
November 2021 Partitioned Notes Of April 2021 Notes
Debt Instrument [Line Items]
Shares reserved																								4.2
Convertible note, aggregate principal																								$ 4,000
Partitioned Notes
Debt Instrument [Line Items]
Convertible note, aggregate principal						$ 2,000								$ 2,000
December 2021 Partitioned Notes Of April 2021 Notes
Debt Instrument [Line Items]
Shares reserved																							4.8
Convertible note, aggregate principal																							$ 4,000
January 2022 Partitioned Notes Of April 2021 Notes
Debt Instrument [Line Items]
Shares reserved																						5.4
Convertible note, aggregate principal																						$ 2,500
February 2022 Partitioned Notes Of April 2021 Notes
Debt Instrument [Line Items]
Shares reserved																					7.0
Convertible note, aggregate principal																					$ 3,200